Noninterest Expense (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Components of noninterest expense [Abstract]
Compensation expense	$ 8,263	$ 7,276
Noncompensation expense:
Occupancy expense	978	869
Technology, communications and equipment expense	1,200	1,137
Professional and outside services	1,735	1,575
Marketing	659	583
Other expense	2,943	4,441
Amortization of intangibles	217	243
Total noncompensation expense	7,732	8,848
Total noninterest expense	$ 15,995	$ 16,124